Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Loss on financial instruments, net related party	$ (1,183)	$ (3,461)	$ (104,521)	$ (51,421)
Trust services and administration revenues related party	189	102	365	30
Interest expense, net related party	4,288	3,784	17,559	15,471
Other expenses related party	3,081	6,942	21,854	28,269
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on financial instruments, net related party	(365)	(3,566)	(67,457)	(63,536)
Trust services and administration revenues related party	8	8	30	30
Interest expense, net related party	3,054	732	8,618	2,797
Other expenses related party	$ 694	$ 2,116	$ 7,046	$ 8,704